Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Japanese Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 651,520	¥ 622,645
Fair value of plan assets	495,452	444,403
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	615,551	591,830
Fair value of plan assets	489,929	444,403
Foreign Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	360,742	259,517
Fair value of plan assets	244,296	188,023
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	324,869	160,941
Fair value of plan assets	¥ 244,296	¥ 111,527